Property, plant and equipment (Details) - Schedule of property and equipment rollforward - BRL (R$) R$ in Millions	Sep. 30, 2022	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2020
Property, plant and equipment (Details) - Schedule of property and equipment rollforward [Line Items]
Historical cost	R$ 20,507	R$ 13,181
Accumulated depreciation	(3,572)	(2,861)
Net amount	16,935	10,320	R$ 8,897	R$ 7,476
Land [Member]
Property, plant and equipment (Details) - Schedule of property and equipment rollforward [Line Items]
Historical cost	601	570
Accumulated depreciation
Net amount	601	570	548	481
Buildings [Member]
Property, plant and equipment (Details) - Schedule of property and equipment rollforward [Line Items]
Historical cost	907	767
Accumulated depreciation	(124)	(111)
Net amount	783	656	574	609
Improvements [Member]
Property, plant and equipment (Details) - Schedule of property and equipment rollforward [Line Items]
Historical cost	6,921	4,387
Accumulated depreciation	(992)	(791)
Net amount	5,929	3,596	3,229	2,598
Equipment [Member]
Property, plant and equipment (Details) - Schedule of property and equipment rollforward [Line Items]
Historical cost	1,865	1,373
Accumulated depreciation	(669)	(545)
Net amount	1,196	828	711	635
Facilities [Member]
Property, plant and equipment (Details) - Schedule of property and equipment rollforward [Line Items]
Historical cost	636	472
Accumulated depreciation	(134)	(110)
Net amount	502	362	313	269
Furniture and appliances [Member]
Property, plant and equipment (Details) - Schedule of property and equipment rollforward [Line Items]
Historical cost	840	635
Accumulated depreciation	(269)	(219)
Net amount	571	416	379	340
Construction in progress [Member]
Property, plant and equipment (Details) - Schedule of property and equipment rollforward [Line Items]
Historical cost	533	235
Accumulated depreciation
Net amount	533	235	204	78
Others [Member]
Property, plant and equipment (Details) - Schedule of property and equipment rollforward [Line Items]
Historical cost	139	115
Accumulated depreciation	(90)	(78)
Net amount	49	37
Property, plant and equipment not subject to operating leases [member]
Property, plant and equipment (Details) - Schedule of property and equipment rollforward [Line Items]
Historical cost	12,442	8,554
Accumulated depreciation	(2,278)	(1,854)
Net amount	10,164	6,700	5,995	5,047
Finance Lease [Member]
Property, plant and equipment (Details) - Schedule of property and equipment rollforward [Line Items]
Historical cost	8,065	4,627
Accumulated depreciation	(1,294)	(1,007)
Net amount	6,771	3,620	2,902	2,429
Finance Lease [Member] | Buildings [Member]
Property, plant and equipment (Details) - Schedule of property and equipment rollforward [Line Items]
Historical cost	8,007	4,566
Accumulated depreciation	(1,248)	(962)
Net amount	6,759	3,604	2,884	2,423
Finance Lease [Member] | Equipment [Member]
Property, plant and equipment (Details) - Schedule of property and equipment rollforward [Line Items]
Historical cost	58	61
Accumulated depreciation	(46)	(45)
Net amount	R$ 12	R$ 16	R$ 18	R$ 6